Debt - Future Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Instruments [Abstract]
2026	$ 0
2027	150,491
2028	0
2029	164,328
2030	0
Thereafter	1,339,609
Total long-term debt	$ 1,654,428	$ 1,391,548